Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Feb. 26, 2025
C000255294 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,731	$ 11,590	$ 10,702	$ 9,343	$ 9,992	$ 10,000
JLens 500 Jewish Advocacy U.S. Total Return Index (USD) ($11,774) [Member]
Account Value [Line Items]
Accumulated Value	11,774	11,624	10,730	9,363	10,002	10,000
VettaFi US Equity Large Cap 500 Total Return Index ($11,779) [Member]
Account Value [Line Items]
Accumulated Value	11,779	11,615	10,730	9,374	10,003	10,000
S&P 500 Index ($11,787) [Member]
Account Value [Line Items]
Accumulated Value	$ 11,787	$ 11,583	$ 10,703	$ 9,371	$ 9,999	$ 10,000